UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2005
Date of reporting period: August 31, 2005

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corp/Govt Bond	Maturity	Quantity	Market Value	Portfolio %	Industry
Federal Farm Credit Bank	4.62% 12/7/2009-05	100000	$99,634	4.29%	Agricultural Operations
Lowes Companies	7.50% 12/15/05	70000	$70,216	3.03%	Buildg Prods - Retail/Whlsle
Avon Products Inc.	6.55% 8/01/07	95000	$98,096	4.23%	Cosmetics & Toiletries
Federal Home Loan Bank	4.60% 5/18/09	120000	$119,745	5.16%	Finance - Consumer Loans
Alliance Capital Management	5.625% 8/15/2006	65000	$65,569	2.83%	Finance - Investment Mgmt
International Lease Finance AIG	5.75% 10/15/2006	95000	$95,751	4.13%	Finance - Leasing Cos
Federal National Mortgae Assoc.	4% 2/23/07, 5% 2/23/10	120000	$119,246	5.14%	Finance - Mrtg & R.E. Service
Rockwell Automation Int'l	6.15% 1/15/2008	95000	$97,760	4.21%	Indstrl Automtn/Robotics
Amgen 6.5% 12/1/07	call @> 100 or Make Whole +15 bps	90000	$93,771	4.04%	Medical - Biomed/Genetics
Pfizer Inc	5.625% 2/01/06	100000	$102,128	4.40%	Medical - Drugs
Tribune Company	6.875% 11/01/06	45000	$46,054	1.99%	Publishing - Newspapers
US T- Note	3.25% 8/15/2008	225000	$221,273	9.54%	U S Government
US T-Note	4% 6/15/09	425000	$426,991	18.40%	U S Government
US T-Note	4% 4/15/2010	200000	$200,969	8.66%	U S Government
Florida Power & Light (FPL)	6.875% 12/01/05	95000	$95,268	4.11%	Utility - Electric Power
PSI Energy 7.85% 10/15/07	1st Mtg Bond	90000	$93,160	4.02%	Utility - Electric Power
Sempra Energy Credit Linked Note	6.95% 12/01/05	92000	$92,863	4.00%	Utility - Gas Distribution
Southwestern Bell Telephone	6.625% 7/15/07	95000	$99,062	4.27%	Utility - Telephone
Verizon Wireless Capital	5.375% 12/15/06	82000	$82,523	3.56%	Utility - Telephone

		TOTAL	$2,320,079

Saturna Investment Trust, Sextant Bond Income Fund

Corp/Govt Bond	Maturity	Quantity	Market Value	Portfolio %	Industry
Federal Farm Credit Bank	5.09% 2/17/15	120000	$118,604	3.89%	Agricultural Operations
AutoZone Inc.	5.50% 11/15/15	95000	$94,011	3.09%	Auto Parts - Replacement
Comerica Bank	7.125% 12/01/2013	50000	$54,275	1.78%	Banks - Midwest
Norwest Financial Inc.	6.85% 7/15/2009	50000	$54,090	1.78%	Banks - Midwest
Chase Manhattan Corp. Sub Notes	7.125% 6/15/2009	50000	$54,261	1.78%	Banks - Money Center
Citicorp	7.25% 10/15/2011	50000	$56,634	1.86%	Banks - Money Center
Masco Corporation	7.125% 8/15/13	60000	$67,841	2.23%	Buildg Prods - Miscellaneous
Lowe's Corp.	8.25% 6/01/2010	50000	$57,523	1.89%	Buildg Prods - Retail/Whlsle
Air Products & Chemicals	8.75% 4/15/21	50000	$68,090	2.24%	Chemicals - Specialty
Koninlijke Phillips Electronics Crp	7.25% 8/15/2013	50000	$55,095	1.81%	Electronics - Misc Products
Federal Home Loan Bank	5.55% 4/13/15	100000	$100,105	3.29%	Finance - Consumer Loans
Morgan Stanley Dean Witter Disc.	6.75 10/15/2013	50000	$55,380	1.82%	Finance - Investment Bkrs
Paine Webber Group	7.625% 2/15/2014	50000	$59,565	1.96%	Finance - Investment Bkrs
General Electric Capital Corp	8.125% 5/15/2012	60000	$71,035	2.33%	Finance - Leasing Cos
Federal Home Loan Mtge Corp	5% 8/09, 6.25% 8/14, 8% 8/26/19	100000	$99,921	3.28%	Finance - Mrtg & R.E. Service
Bear Stearns Co, Inc. Cpn Step-up	3.5% 6/27/08, 5% 6/27/13	154000	$148,683	4.88%	Finance - Services
Hershey Foods Co.	6.95% 8/15/2012	50000	$56,904	1.87%	Food - Confectionery
Conagra Inc.	7.875% 9/15/2010	50000	$56,649	1.86%	Food - Misc Preparation
Heinz H. J. Co.	6.00% 3/15/2012	75000	$79,975	2.63%	Food - Misc Preparation
Federal National Mtge Assoc.	5% 4/10/15	100000	$98,725	3.24%	Housing
Allstate Corp.	7.5% 6/15/2013	50000	$58,454	1.92%	Insurance - Multi Line
Progressive Corp.	7.00% 10/01/2013	75000	$86,122	2.83%	Insurance - Propt/Casul/Title
XL Capital (Europe)	6.50% 1/15/12	90000	$97,144	3.19%	Insurance - Propt/Casul/Title
Caterpillar INC	9.375 8/15/2011	40000	$48,714	1.60%	Machinery - Const/Mining
Dover Corp.	6.25% 6/01/2008	70000	$72,694	2.39%	Machinery - Genrl Industrial
Becton Dickinson Corp.	7.15% 10/1/2009	40000	$43,734	1.44%	Medical - Supplies
Baker Hughes Inc.	6.00% 2/15/09	70000	$73,010	2.40%	Oil & Gas - Field Services
Texaco Capital	8.625% 6/30/2010	40000	$47,322	1.55%	Oil & Gas - Intl Integrated
Archstone Smith Opr Trust	5.625% 8/15/14	50000	$52,878	1.74%	Real Estate - Equity REITs
Dayton Hudson Corp. (Target Stores)	10.00% 01/01/2011	50000	$61,155	2.01%	Retail - Discount & Variety
Wal-Mart Stortes	7.25% 6/01/2013	45000	$52,490	1.72%	Retail - Discount & Variety
May Dept. Stores Co.	8% 7/15/2012	50000	$57,606	1.89%	Retail - Major Dept Strs
GTE Corp.	6.90% 11/01/2008	50000	$53,454	1.75%	Telecommunctns - Services
Southwest Airlines Co.	6.50% 3/01/12	75000	$80,606	2.65%	Transportation - Airline
US Freightways Corp.	8.50% 4/15/2010	50000	$56,558	1.86%	Transportation - Truck
US T Note	5.50% 2/15/08	125000	$129,902	4.26%	U S Government
US T-Note	4% 4/15/2010	250000	$251,211	8.25%	U S Government
UST Note	4.125% 5/15/2015	100000	$100,563	3.30%	U S Government
Commonwealth Edison Corp.	7.5% 7/01/2013 1st Mtge Bond	50000	$59,106	1.94%	Utility - Electric Power
Sempra Energy Corp	7.95% 3/1/2010	50000	$55,970	1.84%	Utility - Gas Distribution

		TOTAL	$3,046,060

Saturna Investment Trust, Idaho Tax-Exempt Fund

Municipal Bond	Maturity	Quantity	Market Value	Portfolio %	Industry
Pocatello ID Dev Ath Rev Al Tax Inc	5.15% due 3/1/2011	150000	$152,796	1.86%	Building - Resident/Commercl
Boise City ID Gen Fund Rev	5.20% 12/1/17	160000	$174,408	2.12%	Finance - Services
Boise City ID Gen Fund Rev	5.25% 12/01/18	100000	$108,733	1.32%	Finance - Services
Adams County ID GO	5.00% 8/01/2014	110000	$111,962	1.36%	General Obligations
Bannock Co. ID GO Jail	5.05% 9/1/2012	95000	$97,542	1.19%	General Obligations
Bannock Co. ID SD #25 Pocatello	4.90% 8/01/2009	90000	$92,686	1.13%	General Obligations
Bannock Co. ID SD #25 Pocatello	5.20% 8/01/2014	100000	$103,566	1.26%	General Obligations
Bannock Co. ID SD #25 Pocatello	5.25% 8/01/2016	110000	$113,804	1.38%	General Obligations
Bingham Co. Id. SCD # 55 Blackfoot	4.65% 8/1/2017	285000	$301,146	3.66%	General Obligations
Boise City ID ISD-Ref. Ada & Boise	5.00 8/15/2014	100000	$110,254	1.34%	General Obligations
Boundary Co. ID SCD 101	5.10% 8/01/22	130000	$141,457	1.72%	General Obligations
Caldwell ID GO	5.30% 5/15/2014	150000	$162,382	1.97%	General Obligations
Canyon Co. ID SD #134 Middleton	4.65% 7/31/2016	170000	$181,619	2.21%	General Obligations
Canyon Co. ID SD #135	6.00% 8/1/2007	50000	$49,759	0.60%	General Obligations
Cassia & Twin Falls ID JSD #151	5.375% 08/01/2013	85000	$86,526	1.05%	General Obligations
Cassia & Twin Falls ID JSD #151	5.375% 8/1/2015	75000	$76,347	0.93%	General Obligations
Clark Co. ID SD #161 Dubois	5% 8/1/15	270000	$285,045	3.46%	General Obligations
Kootenai Co. ID SD # 273	5% due 7/30/2016	70000	$71,511	0.87%	General Obligations
Kuna ID Sch/Comnty Lib. Dist	4.90% due 8/1/2013	75000	$78,261	0.95%	General Obligations
Lemhi County ID GO	4.20% 8/1/2015	100000	$103,219	1.25%	General Obligations
Meridian ID Free Library District	5.00% 8/01/15	200000	$202,818	2.46%	General Obligations
Nampa Idaho Series B	5% 8/01/2020	200000	$217,735	2.65%	General Obligations
Power & Cassia Cos ID JSD #381	5.25% 2/01/2012 American Falls	60000	$63,603	0.77%	General Obligations
Teton County ID SD #401	5.50% due 8/1/2012	75000	$76,430	0.93%	General Obligations
Idaho Housing Agency	6.85% due 7/1/2012	10000	$10,023	0.12%	Housing
Idaho Housing Agency	6.15% due 7/1/2024	25000	$24,609	0.30%	Housing
Idaho Housing Agency	6.60% 7/1/2011	15000	$14,625	0.18%	Housing
Valley County Id. Jail Project Ref.	4.70% 8/1/2014	125000	$127,989	1.55%	Housing
Idaho Heath Fac. Holy Cross Rev Ref	5.25% 12/1/2011	65000	$68,559	0.83%	Medical - Hospitals
Idaho Health Facs Auth Rev Ref.	5.25% 12/1/2014	110000	$115,789	1.41%	Medical - Hospitals
Idaho Health Facs Auth Corp	5.00% 12/1/2022	115000	$118,919	1.44%	Medical - Hospitals
Madison CO ID Hospital COP	5.00% 12/01/2018	105000	$110,460	1.34%	Medical - Hospitals
Boise City ID Urb Re Agc Lease Rev	5.875% 8/15/25	190000	$208,650	2.53%	Municipal Leases
Idaho Bond Bank Authoruty Rev	4.30% 9/01/22	135000	$135,664	1.65%	Pollution Control - Servcs
Boise City ID Urb Ren Agy Pk Rev&RA	5% 9/1/2012	65000	$68,561	0.83%	Real Estate - Development
Idaho State Building Authority	5.05% 9/01/2018	95000	$98,132	1.19%	Real Estate - Development
Idaho State Building Authority	5% 9/1/2021	100000	$104,053	1.26%	Real Estate - Development
Jerome ID Urban Renewal District	5.40% 9/1/13	200000	$203,754	2.48%	Real Estate - Development
Post Falls ID L.I.D. #91-4	7.95% due 4/15/2006	20000	$19,841	0.24%	Roads
Post Falls ID L.I.D. #91-4	7.95% due 4/15/2007	20000	$19,821	0.24%	Roads
Ada & Canyon JSD #2 Meridian	5.50% 7/30/11	175000	$194,821	2.37%	Schools
Ada & Canyon JSD #2 Meridian	5.50% 7/30/2015	100000	$114,406	1.39%	Schools
Boise Co. ID SD # 73 Horseshoe Bend	5.15% 7/31/2010	125000	$128,993	1.57%	Schools
Boundary Co. ID SCD 101	4.05% 8/01/2015	200000	$207,488	2.52%	Schools
Canyon Co. ID SCD # 131 Nampa	4.75% 8/15/2019	325000	$343,612	4.17%	Schools
Canyon Co. ID SCD 139 Valley View	4.05% 8/15/2016	80000	$80,922	0.98%	Schools
Idaho Housing & Finance Assoc.	4.80% 6/1/17	100000	$106,721	1.30%	Schools
Oneida Co. ID SCD 351 Malad City	4.00% 8/15/2015	150000	$153,060	1.86%	Schools
Owyhee & Canyon Co.s JSD #370	4.55% 8/15/2016	160000	$170,957	2.08%	Schools
Boise State Univ. ID Revs- Ref.	5.10% 4/1/2014	300000	$316,922	3.85%	State Education
Idaho State Building Authority	4.0% 9/01/2016	105000	$105,495	1.28%	State Education
Idaho State University Ref & Impt	4.90% 4/1/2017	150000	$156,824	1.91%	State Education
Idaho State University Rev.	4.625% 4/01/2024 Idaho Falls Bonds	220000	$230,865	2.80%	State Education
University of Idaho	5.60% 4/1/2015	185000	$194,035	2.36%	State Education
University of Idaho Rev.s	5% 4/01/2019	200000	$214,836	2.61%	State Education
Troy ID Sewer System	7.80% due 2/1/2006	15000	$14,923	0.18%	Utilities - Sewer
Troy ID Sewer System	7.90% due 2/1/2007	15000	$14,936	0.18%	Utilities - Sewer
Troy ID Sewer System	8.00% due 2/1/2008	15000	$14,946	0.18%	Utilities - Sewer
Troy ID Sewer System	8.00% due 2/1/2009	20000	$19,933	0.24%	Utilities - Sewer
Troy ID Sewer System	8.00% due 2/1/2010	20000	$19,949	0.24%	Utilities - Sewer
Idaho Falls ID Electric	6.75% due 4/1/2019 Revenue	155000	$155,400	1.89%	Utility - Electric Power
Blackfoot Id. COP Series 2000	5.80% 9/01/2018	135000	$150,032	1.82%	Utility - Waste Mangmt
Moscow Idaho Sewer Rev.	4.125% 11/01/08	165000	$168,494	2.05%	Utility - Waste Mangmt
Ketchum ID Water Rev	4.75% 9/1/2013	60000	$61,990	0.75%	Utility - Water Supply
McCall ID Water System	6.25% 9/1/2008	200000	$206,050	2.50%	Utility - Water Supply
McCall ID Water System	6.375% due 9/1/2014	70000	$71,639	0.87%	Utility - Water Supply

		TOTAL	$8,231,303

Saturna Investment Trust, Sextant Growth Fund

Common Stock	Quantity	Market Value	Portfolio %	Industry
Harman International Industries	1500	$155,100	2.26%	Audio/Video Home Products
Frontier Financial	6000	$178,860	2.61%	Banks - West
Washington Banking Company	2000	$35,780	0.52%	Banks - West
Washington Mutual	6750	$280,665	4.10%	Banks - West
PepsiCo	2000	$109,700	1.60%	Beverages - Soft Drink
Lowe's Companies	4000	$257,240	3.75%	Buildg Prods - Retail/Whlsle
Weyerhaeuser	3000	$195,060	2.85%	Buildg Prods - Wood
Earthlink	12000	$117,120	1.71%	Computer - Internet
3Com	16000	$54,240	0.79%	Computer - Local Networks
Apple Computer	11000	$515,790	7.53%	Computer - Mini/Micro
Hewlett-Packard	5500	$152,680	2.23%	Computer - Mini/Micro
Adobe Systems	9600	$259,584	3.79%	Computer - Software
Intuit	4000	$183,360	2.68%	Computer - Software
Oracle	8000	$103,920	1.52%	Computer - Software
Phoenix Technologies	3062	$22,873	0.33%	Computer - Software
Agilent Technologies	6000	$192,960	2.82%	Elec Components - Misc
Advanced Micro Devices	10000	$207,700	3.03%	Elec Components - Semicondtrs
Schwab (Charles)	20415	$276,215	4.03%	Finance - Investment Bkrs
Performance Food Group	3000	$92,910	1.36%	Food Items - Wholesale
Westcoast Hospitality	12000	$81,120	1.18%	Hotels & Motels
Trimble Navigation	4500	$164,340	2.40%	Instruments - Elec Measuring
Chubb	1200	$104,352	1.52%	Insurance - Propt/Casul/Title
Regal-Beloit	4000	$133,480	1.95%	Machinery - Tools & Rel Prods
Affymetrix	4000	$197,960	2.89%	Medical - Biomed/Genetics
Amgen	2640	$210,936	3.08%	Medical - Biomed/Genetics
Ligand Pharmaceuticals	5000	$39,250	0.57%	Medical - Biomed/Genetics
Bristol-Myers Squibb	4500	$110,115	1.61%	Medical - Drugs
Lilly (Eli)	2000	$110,040	1.61%	Medical - Drugs
Pharmaceutical Product Development	7500	$422,025	6.16%	Medical - Drugs
Barr Pharmaceuticals	4500	$205,245	3.00%	Medical - Generic Drugs
Caremark Rx	4000	$186,920	2.73%	Medical - Hlth Maint Orgs
VCA Antech	4000	$95,960	1.40%	Medical - Hospitals
Alcoa	3000	$80,370	1.17%	Metal Ores - Non Ferrous
Phelps Dodge	1330	$143,015	2.09%	Metal Ores - Non Ferrous
Noble	3000	$213,900	3.12%	Oil & Gas - Offshore Drillng
Wiley (John) & Sons, Cl A	3400	$150,348	2.19%	Publishing - Books
Build-A-Bear-Workshop	7000	$155,260	2.27%	Retail - Home Furnishings
Bed Bath & Beyond	3000	$121,650	1.78%	Retail - Misc/Diversified
FPL Group	5000	$215,450	3.14%	Utility - Electric Power
IDACORP	6000	$184,200	2.69%	Utility - Electric Power
Sempra Energy	3000	$134,460	1.96%	Utility - Gas Distribution

	TOTAL	$6,852,153

Saturna Investment Trust, Sextant International Fund

Common Stock	Quantity	Market Value	Portfolio %	Industry
Embraer Aircraft ADR	1713	$61,428	2.07%	Aerospace - Aircraft
Nissan Motor ADR	2000	$42,180	1.42%	Auto/Truck - Mfg Foreign
Australia & New Zealand Banking ADS	1000	$83,700	2.82%	Banks - Foreign
AXA ADS	3000	$80,100	2.70%	Banks - Foreign
Banco Bilbao Vizcaya Argentaria ADS	3800	$63,536	2.14%	Banks - Foreign
Toronto-Dominion Bank	1400	$66,066	2.23%	Banks - Foreign
Pernod Ricard SA	303	$13,120	0.44%	Beverages - Alcoholic
Coca-Cola Femsa ADS	2100	$56,700	1.91%	Beverages - Soft Drink
British Sky Broadcasting ADS	450	$18,626	0.63%	Broadcasting - Cable TV
CRH plc ADS	2000	$56,000	1.89%	Building - Cement/Concrete/Ag
Hanson plc ADS	1100	$57,739	1.95%	Building - Cement/Concrete/Ag
James Hardie Inds NV ADS	2000	$66,260	2.24%	Building - Resident/Commercl
BASF AG ADS	1200	$84,648	2.86%	Chemicals - Diversified
Fording Canadian Coal Trust	600	$74,160	2.50%	Coal
SINA	1600	$46,000	1.55%	Computer - Internet
Business Objects SA ADS	6000	$200,040	6.75%	Computer - Software
Dassault Systems SA ADR	1000	$49,130	1.66%	Computer - Software
Epcos AG ADS	2500	$30,775	1.04%	Elec Components - Misc
Infineon Technologies AG	5000	$47,000	1.59%	Elec Components - Semicondtrs
Potash Corp of Saskatchewan	1000	$110,070	3.71%	Fertilizers
Fairmont Hotels & Resorts	1700	$53,346	1.80%	Hotels & Motels
ING Groep NV ADS	2200	$64,284	2.17%	Insurance - Multi Line
Nidec	1200	$34,308	1.16%	Machinery - Electrical
GlaxoSmithKline plc ADR	400	$19,488	0.66%	Medical - Drugs
Novartis AG ADR	1000	$48,750	1.65%	Medical - Drugs
Serono SA ADR	2000	$33,440	1.13%	Medical - Drugs
Rio Tinto plc ADS	500	$71,575	2.42%	Metal Ores - Misc
Canon ADS	1000	$50,650	1.71%	Office Automation
EnCana	2000	$98,380	3.32%	Oil & Gas - Canadn Integrated
Repsol YPF SA ADS	2000	$59,120	2.00%	Oil & Gas - Intl Integrated
Total ADS	500	$65,920	2.22%	Oil & Gas - Intl Integrated
Metso ADS	2100	$51,975	1.75%	Paper & Paper Products
UPM-Kymmene Oyj ADS	3500	$70,175	2.37%	Paper & Paper Products
Fuji Photo Film ADR	400	$13,020	0.44%	Photo Equipment & Suppls
Pearson plc ADS	4000	$48,880	1.65%	Publishing - Books
Intrawest	1200	$31,380	1.06%	Real Estate - Development
America Movil ADR	6000	$132,000	4.46%	Telecommunctns - Cellular
China Mobile (Hong Kong) Ltd	2000	$43,700	1.47%	Telecommunctns - Cellular
BCE	1600	$41,920	1.41%	Telecommunctns - Services
SK Telecom ADS	3000	$63,780	2.15%	Telecommunctns - Services
Telus	2000	$73,900	2.49%	Telecommunctns - Services
LAN Airlines SA	3500	$110,250	3.72%	Transportation - Airline
Canadian Pacific Railway Ltd	1200	$45,396	1.53%	Transportation - Rail
Enel SpA ADS	1300	$57,889	1.95%	Utility - Electric Power
Enersis SA ADS	4000	$42,800	1.44%	Utility - Electric Power
Korea Electric Power ADS	4000	$64,200	2.17%	Utility - Electric Power
Transport de Gas del Sur S.A. ADS	1500	$9,270	0.31%	Utility - Gas Distribution
PT Indosat ADR	1000	$24,900	0.84%	Utility - Telephone
Telecom Corp New Zealand ADS	1200	$40,716	1.37%	Utility - Telephone
Telefonica SA ADS	1040	$51,771	1.75%	Utility - Telephone
Telefonos de Mexico, Cl L ADS	2000	$38,400	1.30%	Utility - Telephone

	TOTAL	$2,962,861

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On September 28, 2005, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: October 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 6, 2005

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 6, 2005